Annual Fund Operating Expenses - DWS Total Return Bond Fund	May 01, 2021
Class A
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.32%	[1]
Total annual fund operating expenses	0.96%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.84%
Class T
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual fund operating expenses	1.00%
Fee waiver/expense reimbursement	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.84%
Class C
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.31%	[1]
Total annual fund operating expenses	1.71%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.59%
Class R
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.47%	[1]
Total annual fund operating expenses	1.37%
Fee waiver/expense reimbursement	0.28%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.09%
Class R6
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual fund operating expenses	0.64%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.59%
INST Class
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	none
Other expenses	0.29%	[1]
Total annual fund operating expenses	0.69%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.59%
Class S
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	none
Other expenses	0.32%	[1]
Total annual fund operating expenses	0.72%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.59%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.